CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income (loss)	$ 2,153	$ 580	$ 434
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	(139)	168	0
Foreign currency translation	(385)	163	13
Net investment and cash flow hedges	234	(245)	(132)
Equity accounted investments	(16)	6	0
Taxes on the above items	17	(70)	13
Reclassification to profit or loss	52	85	18
Other comprehensive income that will be reclassified to profit or loss, net of tax	(237)	107	(88)
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	345	(139)	(122)
Fair value through other comprehensive income	235	100	10
Taxes on the above items	(60)	4	2
Total other comprehensive income (loss)	283	72	(198)
Comprehensive income (loss)	2,436	652	236
Attributable to:
Limited partners	322	(55)	11
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	285	(47)	16
Special Limited Partners	157	0	0
Interest of others in operating subsidiaries	1,672	754	209
Comprehensive income (loss)	$ 2,436	$ 652	$ 236